Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Federal income tax rate		21.00%	21.00%	21.00%
Corporate income tax	25.00%
Income withholding tax rate		10.00%
Change in valuation allowance, amount		$ 13,114,514	$ 1,718,655
Operating loss carryforwards		37,773,654	27,903,732
Foreign Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Operating loss carryforwards		21,729,870	23,331,214
Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards		$ 9,306,166	$ 4,335,776